Condensed Financial Information of DHT Holdings, Inc. (parent company only) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Information of DHT Holdings, Inc. (parent company only) [Abstract]
Percentage of restricted net assets of consolidated subsidiaries exceeds of consolidated net assets	25.00%	25.00%	25.00%